Leasing arrangements - leasee - summary of carrying amount of right-of-use assets and the depreciation expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	$ 1,037,502	$ 898,992		$ 33,883
Depreciation expenses	281,027	228,821	$ 279,080
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	615,385	630,969
Depreciation expenses	21,524	21,904	20,486
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	7,723	8,214
Depreciation expenses	11,738	10,861	9,870
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	411,809	257,196
Depreciation expenses	245,304	194,059	247,090
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	2,585	2,613
Depreciation expenses	$ 2,461	$ 1,997	$ 1,634